Stock-Based Compensation - Fair Value Assumptions (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected volatility	52.00%	52.00%	49.70%	51.00%	45.70%
Weighted-average risk-free interest rate	0.33%	1.04%	0.80%	0.71%	1.92%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected life – in years	6 years	6 years	6 years	6 years	6 years